Payden Mutual Funds

Payden Securitized Income Fund
Schedule of Investments
- July 31, 2025 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (44%
)
Commercial  (13%)
98,509 ARI Fleet Lease Trust 2023-B 144A, 6.05%,
7/15/32 (a) $ 99
85,695 Dell Equipment Finance Trust 2023-3 144A,
5.93%, 4/23/29 (a) 86
378,585 Driven Brands Funding LLC 2019-1A 144A,
4.64%, 4/20/49 (a) 377
418,560 Enterprise Fleet Financing LLC 2024-2 144A,
5.74%, 12/20/26 (a) 420
435,000 Flatiron RR CLO 22 LLC 2021-2A CR 144A,
5.82%, 10/15/34  433
90,000 Ford Credit Floorplan Master Owner Trust A
2020-2, 1.06%, 9/15/27  90
600,000 GMF Floorplan Owner Revolving Trust Series
2025-1A 144A, (U.S. Secured Overnight
Financing Rate Index 30day Average + 0.600%),
4.94%, 3/15/29 (a)(b) 602
425,000 Hotwire Funding LLC 2021-1 144A, 2.31%,
11/20/51 (a) 409
300,000 Hotwire Funding LLC 2023-1A 144A, 7.00%,
5/20/53 (a) 305
100,000 MMAF Equipment Finance LLC 2021-A 144A,
1.19%, 11/13/43 (a) 98
297,500 Oak Street Investment Grade Net Lease Fund
Series 2020-1A 144A, 2.26%, 11/20/50 (a) 289
198,500 Oak Street Investment Grade Net Lease Fund
Series 2021-1A 144A, 3.26%, 1/20/51 (a) 174
267,637 OneMain Financial Issuance Trust 2022-3A
144A, 5.94%, 5/15/34 (a) 269
500,000 PFS Financing Corp. 2024-A 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 0.850%), 5.19%, 1/15/28 (a)(b) 501
300,000 PFS Financing Corp. 2025-C 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 0.950%), 5.29%, 4/15/29 (a)(b) 300
635,884 RCKT Mortgage Trust 2025-CES5 144A,
5.69%, 5/25/55 (a) 640
494,388 RCKT Mortgage Trust 2025-CES6 144A,
5.67%, 6/25/55 (a) 497
700,000 RCKT Mortgage Trust 2025-CES7 144A,
5.38%, 7/25/55 (a) 702
250,000 Stack Infrastructure Issuer LLC 2021-1A 144A,
1.88%, 3/26/46 (a) 245
500,000 Stellantis Financial Underwritten Enhanced Lease
Trust 2025-AA 144A, 4.63%, 7/20/27 (a) 501
367,344 Store Master Funding I-VII XIV XIX XX 2021-
1A 144A, 2.86%, 6/20/51 (a) 344
333,333 TierPoint Issuer LLC 2023-1A 144A, 6.00%,
6/25/53 (a) 333
400,000 VB-S1 Issuer LLC-VBTEL 2024-1A 144A,
5.59%, 5/15/54 (a) 403
300,000 VB-S1 Issuer LLC-VBTEL 2024-1A 144A,
8.87%, 5/15/54 (a) 311
500,000 Wheels Fleet Lease Funding LLC 2025-1A 144A,
(1 mo. Term Secured Overnight Financing Rate
+ 0.670%), 4.99%, 1/18/40 (a)(b) 500
8,928
Principal
or Shares Security Description
Value
(000)
Consumer  (11%)
370,000 American Credit Acceptance Receivables Trust
2024-4 144A, 4.91%, 8/12/31 (a) $ 370
326,697 AmeriCredit Automobile Receivables Trust
2024-1, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.600%), 4.95%,
2/18/28 (b) 327
170,637 Bridgecrest Lending Auto Securitization Trust
2023-1, 6.51%, 11/15/27  171
222,771 CarMax Auto Owner Trust 2024-3, 5.21%,
9/15/27  223
290,000 CarMax Select Receivables Trust 2025-A, 5.46%,
7/15/31  295
462,992 Carvana Auto Receivables Trust 2021-P3,
1.03%, 6/10/27  456
304,734 Carvana Auto Receivables Trust 2022-P3,
4.61%, 11/10/27  305
382,552 Carvana Auto Receivables Trust 2024-P4,
4.62%, 2/10/28  383
436,356 Carvana Auto Receivables Trust 2025-P1,
4.50%, 6/12/28  436
340,031 Chase Auto Credit Linked Notes Series 2025-1
144A, 6.02%, 2/25/33 (a) 341
192,177 Drive Auto Receivables Trust 2025-S1 144A,
6.04%, 6/16/29 (a) 193
390,000 Exeter Automobile Receivables Trust 2024-5A,
5.06%, 2/18/31  389
290,000 Exeter Automobile Receivables Trust 2025-2A,
5.16%, 7/15/31  292
550,000 Ford Credit Auto Owner Trust 2022-C, 5.22%,
3/15/30  552
185,004 GLS Auto Receivables Issuer Trust 2024-3A
144A, 5.35%, 8/16/27 (a) 185
592,026 GLS Auto Receivables Issuer Trust 2025-1A
144A, 4.68%, 12/15/27 (a) 592
201,000 GLS Auto Receivables Issuer Trust 2023-4A
144A, 7.18%, 8/15/29 (a) 208
500,000 GLS Auto Receivables Issuer Trust 2025-2A
144A, 4.97%, 10/15/29 (a) 503
260,000 GLS Auto Receivables Issuer Trust 2024-2A
144A, 6.19%, 2/15/30 (a) 266
132,596 GM Financial Consumer Automobile Receivables
Trust 2021-4, 0.99%, 10/18/27  131
329,030 Onemain Direct Auto Receivables Trust 2022-
1A 144A, 4.65%, 3/14/29 (a) 329
10,471 Santander Bank Auto Credit-Linked Notes 2022-
C 144A, 11.37%, 12/15/32 (a) 11
500,000 Santander Bank Auto Credit-Linked Notes Series
2023-A 144A, 13.75%, 6/15/33 (a) 538
243,716 Santander Drive Auto Receivables Trust 2023-S1
144A, 8.14%, 4/18/28 (a) 245
289,207 Santander Drive Auto Receivables Trust 2024-S3
144A, 5.81%, 10/16/28 (a) 289
229,093 Santander Drive Auto Receivables Trust 2024-S2
144A, 5.80%, 12/16/28 (a) 229
202,155 Santander Drive Auto Receivables Trust 2024-S1
144A, 6.53%, 3/16/29 (a) 202
290,000 Santander Drive Auto Receivables Trust 2025-2,
5.47%, 5/15/31  294
325,114 Securitized Term Auto Receivables Trust 2025-B
144A, 5.12%, 12/29/32 (a) 325

Principal
or Shares Security Description
Value
(000)
350,000 USB Auto Owner Trust 2025-1A 144A, 4.96%,
3/17/31 (a) $ 353
500,000 Westlake Automobile Receivables Trust 2025-
1A 144A, 4.66%, 1/18/28 (a) 500
105,000 Westlake Automobile Receivables Trust 2023-
1A 144A, 6.79%, 11/15/28 (a) 108
155,390 World Omni Auto Receivables Trust 2022-A,
1.66%, 5/17/27  155
10,196
Corporate CLO  (20%)
250,000 AGL CLO Ltd. 2021-14A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.950%),
6.28%, 12/02/34 (a)(b) 251
161,053 Alinea CLO Ltd. 2018-1A 144A, (3 mo. Term
Secured Overnight Financing Rate + 0.900%),
5.23%, 7/20/31 (a)(b) 161
321,540 Allegro CLO XI Ltd. 2019-2A 144A, (3 mo.
Term Secured Overnight Financing Rate +
1.900%), 6.23%, 1/19/33 (a)(b) 323
400,000 Apidos CLO XXIII 2015-23A 144A, (3 mo.
Term Secured Overnight Financing Rate +
1.300%), 5.62%, 4/15/33 (a)(b) 398
250,000 ARES Loan Funding III Ltd. 2022-ALF3A
144A, (3 mo. Term Secured Overnight Financing
Rate + 1.600%), 5.92%, 7/25/36 (a)(b) 250
250,000 Bain Capital Credit CLO 2019-2A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.450%), 5.77%, 10/17/32 (a)(b) 250
500,000 Benefit Street Partners CLO VIII Ltd. 2015-8A
144A, (3 mo. Term Secured Overnight Financing
Rate + 1.712%), 6.04%, 1/20/31 (a)(b) 501
500,000 Benefit Street Partners CLO XXIV Ltd. 2021-
24A 144A, (3 mo. Term Secured Overnight
Financing Rate + 1.060%), 5.39%, 10/20/34 (a)
(b) 500
500,000 Benefit Street Partners CLO XXVIII Ltd. 2022-
28A 144A, (3 mo. Term Secured Overnight
Financing Rate + 2.900%), 7.23%, 10/20/37 (a)
(b) 503
500,000 Buckhorn Park CLO Ltd. 2019-1A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.070%), 5.40%, 7/18/34 (a)(b) 500
600,000 Carlyle Global Market Strategies CLO Ltd.
2016-1A 144A, (3 mo. Term Secured Overnight
Financing Rate + 1.090%), 5.42%, 4/20/34 (a)
(b) 601
276,804 Chenango Park CLO Ltd. 2018-1A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.050%), 5.37%, 4/15/30 (a)(b) 277
500,000 Dryden CLO Ltd. 2019-68A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.100%),
5.42%, 7/15/35 (a)(b) 500
250,000 Dryden CLO Ltd. 2022-113A 144A, (3 mo.
Term Secured Overnight Financing Rate +
1.650%), 5.97%, 10/15/37 (a)(b) 251
250,000 Elmwood CLO Ltd. 2022-8A 144A, (3 mo. Term
Secured Overnight Financing Rate + 2.200%),
6.53%, 10/20/36 (a)(b) 250
250,000 Elmwood CLO Ltd. 2022-3A 144A, (3 mo. Term
Secured Overnight Financing Rate + 2.500%),
6.83%, 4/20/37 (a)(b) 251
Principal
or Shares Security Description
Value
(000)
250,000 Flatiron CLO LLC 2023-1A 144A, (3 mo. Term
Secured Overnight Financing Rate + 2.700%),
7.02%, 4/17/36 (a)(b) $ 250
250,000 Flatiron CLO Ltd. 2019-1A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.900%),
6.23%, 11/16/34 (a)(b) 252
750,000 Fort Greene Park CLO LLC 2025-2A 144A, (3
mo. Term Secured Overnight Financing Rate +
0.950%), 5.28%, 4/22/34 (a)(b) 750
380,000 Goldentree Loan Management U.S. CLO Ltd.
2017-1A 144A, (3 mo. Term Secured Overnight
Financing Rate + 1.600%), 5.93%, 4/20/34 (a)
(b) 378
250,000 Invesco CLO Ltd. 2022-1A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.800%),
6.13%, 4/20/35 (a)(b) 251
450,000 Jubilee CLO DAC 2021-25A 144A, (3 mo.
EURIBOR + 1.750%), 3.78%, 10/15/35
EUR (a)(b)(c) 515
250,000 Juniper Valley Park CLO Ltd. 2023-1A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.550%), 5.88%, 7/20/36 (a)(b) 249
290,000 KKR CLO Ltd. 27A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.900%), 6.22%,
1/15/35 (a)(b) 290
600,000 Madison Park Funding LVII Ltd. 2022-57A
144A, (3 mo. Term Secured Overnight Financing
Rate + 1.280%), 5.59%, 7/27/34 (a)(b) 601
430,000 Magnetite XXIV Ltd. 2019-24A 144A, (3 mo.
Term Secured Overnight Financing Rate +
1.750%), 6.07%, 4/15/35 (a)(b) 430
593,206 Neuberger Berman Loan Advisers CLO
Ltd. 2019-35A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.050%), 5.38%,
1/19/33 (a)(b) 592
400,000 Neuberger Berman Loan Advisers CLO
Ltd. 2021-46A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.750%), 6.08%,
1/20/37 (a)(b) 401
290,000 OCP CLO Ltd. 2015-9A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.650%),
5.97%, 1/15/37 (a)(b) 289
600,000 Octagon Investment Partners Ltd. 2019-2A
144A, (3 mo. Term Secured Overnight Financing
Rate + 1.090%), 5.41%, 10/15/33 (a)(b) 600
430,000 Octagon Investment Partners Ltd. 2019-1A
144A, (3 mo. Term Secured Overnight Financing
Rate + 1.550%), 5.88%, 1/20/35 (a)(b) 429
430,000 Octagon Investment Partners Ltd. 2019-1A
144A, (3 mo. Term Secured Overnight Financing
Rate + 1.850%), 6.17%, 4/15/35 (a)(b) 431
600,000 Palmer Square CLO Ltd. 2022-1A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.320%), 5.65%, 4/20/35 (a)(b) 601
300,000 Palmer Square European Loan Funding DAC
2025-2A 144A, (3 mo. EURIBOR + 2.500%),
4.55%, 2/15/35 EUR (a)(b)(c) 342
250,000 Sona Fios CLO I DAC 1A 144A, (3 mo.
EURIBOR + 2.500%), 4.53%, 7/15/36 EUR (a)
(b)(c) 285
400,000 Thompson Park CLO Ltd. 2021-1A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.900%), 6.22%, 4/15/34 (a)(b) 401

Payden Securitized Income Fund
continued

Payden Mutual Funds
Principal
or Shares Security Description
Value
(000)
378,380 TIAA CLO IV Ltd. 2018-1A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.140%),
5.47%, 1/20/32 (a)(b) $ 379
250,000 Voya CLO Ltd. 2021-1A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.700%),
6.02%, 7/15/34 (a)(b) 249
14,732
Total Asset Backed (Cost - $33,796)
33,856
Mortgage Backed (53%
)
250,000 Acrec 2025 Fl LLC 2025-FL3 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.941%),
6.29%, 8/18/42 (a)(b) 249
760,000 Arbor Realty Commercial Real Estate Notes Ltd.
2021-FL3 144A, (1 mo. Term Secured Overnight
Financing Rate + 1.514%), 5.86%, 8/15/34 (a)
(b) 761
100,000 Arbor Realty Commercial Real Estate Notes Ltd.
2021-FL3 144A, (1 mo. Term Secured Overnight
Financing Rate + 1.964%), 6.31%, 8/15/34 (a)
(b) 99
310,763 Arbor Realty Commercial Real Estate Notes Ltd.
2021-FL4 144A, (1 mo. Term Secured Overnight
Financing Rate + 1.464%), 5.81%, 11/15/36 (a)
(b) 312
430,000 Arbor Realty Commercial Real Estate Notes Ltd.
2021-FL4 144A, (1 mo. Term Secured Overnight
Financing Rate + 1.814%), 6.16%, 11/15/36 (a)
(b) 431
220,000 Arbor Realty Commercial Real Estate Notes
Ltd. 2022-FL1 144A, (U.S. Secured Overnight
Financing Rate Index 30day Average + 2.300%),
6.64%, 1/15/37 (a)(b) 221
600,000 AREIT Ltd. 2025-CRE10 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.388%),
5.73%, 12/17/29 (a)(b) 600
570,000 ARES Commercial Mortgage Trust 2024-IND
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.692%), 6.03%, 7/15/41 (a)(b) 573
420,000 BDS Ltd. 2021-FL10 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.764%), 6.11%,
12/16/36 (a)(b) 420
570,089 Bravo Residential Funding Trust 2025-NQM3
144A, 5.57%, 3/25/65 (a) 575
644,769 BRAVO Residential Funding Trust 2024-NQM7
144A, 5.55%, 10/27/64 (a) 645
350,000 BRAVO Residential Funding Trust 2025-NQM6
144A, 6.03%, 6/25/65 (a)(d) 349
268,879 Bravo Residential Funding Trust Series 2025-
NQM1 144A, 5.91%, 12/25/64 (a) 269
100,000 BRSP Ltd. 2024-FL2 144A, (1 mo. Term Secured
Overnight Financing Rate + 2.380%), 6.73%,
8/19/37 (a)(b) 100
555,149 BRSP Ltd. 2021-FL1 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.264%), 5.62%,
8/19/38 (a)(b) 554
242,207 BX Commercial Mortgage Trust 2021-VOLT
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.064%), 5.41%, 9/15/36 (a)(b) 241
249,870 BX Commercial Mortgage Trust 2021-SOAR
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.914%), 6.26%, 6/15/38 (a)(b) 250
Principal
or Shares Security Description
Value
(000)
245,000 BX Commercial Mortgage Trust 2021-XL2
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.511%), 5.85%, 10/15/38 (a)(b) $ 245
378,788 BX Commercial Mortgage Trust 2024-XL4
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.442%), 5.78%, 2/15/39 (a)(b) 380
376,894 BX Commercial Mortgage Trust 2024-XL4
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.792%), 6.13%, 2/15/39 (a)(b) 378
720,870 BX Commercial Mortgage Trust 2024-AIRC
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.691%), 6.03%, 8/15/39 (a)(b) 724
164,682 BX Commercial Mortgage Trust 2023-XL3
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.761%), 6.10%, 12/09/40 (a)(b) 165
310,832 BX Commercial Mortgage Trust 2024-XL5
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.941%), 6.28%, 3/15/41 (a)(b) 312
196,020 BX Commercial Mortgage Trust 2024-BIO2
144A, 5.41%, 8/13/41 (a)(d) 198
500,000 BX Commercial Mortgage Trust 2024-GPA2
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.542%), 5.88%, 11/15/41 (a)(b) 502
350,000 BX Commercial Mortgage Trust 2025-BCAT
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.650%), 7.00%, 8/15/42 (a)(b) 350
370,000 BX Trust 2024-VLT4 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.491%),
5.83%, 7/15/29 (a)(b) 371
250,000 BX Trust 2025-TAIL 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.400%),
5.74%, 6/15/35 (a)(b) 251
350,000 BX Trust 2021-ARIA 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.708%),
7.05%, 10/15/36 (a)(b) 350
393,096 BX Trust 2024-CNYN 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.442%),
5.78%, 4/15/41 (a)(b) 395
350,000 BX Trust 2025-VLT6 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.192%),
6.53%, 3/15/42 (a)(b) 350
350,000 BX Trust 2025-VLT7 144A, (1 mo. Term
Secured Overnight Financing Rate + 3.750%),
8.05%, 7/15/44 (a)(b) 352
500,000 BXMT Ltd. 2020-FL2 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.514%),
5.86%, 2/15/38 (a)(b) 497
297,629 BXMT Ltd. 2021-FL4 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.164%),
5.51%, 5/15/38 (a)(b) 297
500,000 BXMT Ltd. 2025-FL5 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.639%),
5.99%, 10/18/42 (a)(b) 498
400,000 BXMT Ltd. 2025-FL5 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.546%),
6.90%, 10/18/42 (a)(b) 399
521,703 Colt Mortgage Loan Trust 2025-1 144A, 5.70%,
1/25/70 (a) 523
250,000 Colt Mortgage Loan Trust 2025-1 144A, 6.63%,
1/25/70 (a)(d) 253
573,943 COLT Mortgage Loan Trust 2024-6 144A,
5.39%, 11/25/69 (a) 574

Principal
or Shares Security Description
Value
(000)
553,969 COLT Mortgage Loan Trust 2025-INV2 144A,
5.60%, 2/25/70 (a) $ 554
320,000 COLT Mortgage Loan Trust 2025-5 144A,
6.30%, 5/25/70 (a)(d) 323
400,000 COMM Mortgage Trust 2025-167G 144A,
5.50%, 8/10/40 (a) 399
600,000 COMM Mortgage Trust 2025-SBX 144A,
5.43%, 8/10/41 (a)(d) 600
262,403 Connecticut Avenue Securities Trust 2021-
R01 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.550%), 5.90%,
10/25/41 (a)(b) 263
250,000 Connecticut Avenue Securities Trust 2021-
R01 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.100%), 7.45%,
10/25/41 (a)(b) 256
306,479 Connecticut Avenue Securities Trust 2021-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.000%), 6.35%,
11/25/41 (a)(b) 309
500,000 Connecticut Avenue Securities Trust 2022-
R01 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.900%), 6.25%,
12/25/41 (a)(b) 506
250,000 Connecticut Avenue Securities Trust 2022-
R01 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.150%), 7.50%,
12/25/41 (a)(b) 257
174,000 Connecticut Avenue Securities Trust 2022-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 4.500%), 8.85%,
1/25/42 (a)(b) 182
171,877 Connecticut Avenue Securities Trust 2022-
R05 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.900%), 6.25%,
4/25/42 (a)(b) 173
650,000 Connecticut Avenue Securities Trust 2023-
R03 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.900%), 8.25%,
4/25/43 (a)(b) 692
250,000 Connecticut Avenue Securities Trust 2023-
R06 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.700%), 7.05%,
7/25/43 (a)(b) 259
176,273 Connecticut Avenue Securities Trust 2023-
R08 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.500%), 5.85%,
10/25/43 (a)(b) 177
467,794 Connecticut Avenue Securities Trust 2024-
R01 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.050%), 5.40%,
1/25/44 (a)(b) 468
79,314 Connecticut Avenue Securities Trust 2024-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.100%), 5.45%,
2/25/44 (a)(b) 79
250,000 Connecticut Avenue Securities Trust 2024-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.800%), 6.15%,
2/25/44 (a)(b) 253
Principal
or Shares Security Description
Value
(000)
250,000 Connecticut Avenue Securities Trust 2024-
R03 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.950%), 6.30%,
3/25/44 (a)(b) $ 252
250,000 Connecticut Avenue Securities Trust 2025-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.600%), 5.95%,
2/25/45 (a)(b) 251
350,000 Connecticut Avenue Securities Trust 2025-
R04 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.500%), 5.85%,
5/25/45 (a)(b) 351
400,000 Connecticut Avenue Securities Trust 2025-
R05 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.600%), 5.92%,
7/25/45 (a)(b) 401
465,098 Cross Mortgage Trust 2024-H8 144A, 5.55%,
12/25/69 (a)(d) 466
290,000 Cross Mortgage Trust 2025-H1 144A, 6.48%,
2/25/70 (a)(d) 292
610,000 CSTL Commercial Mortgage Trust 2024-GATE
144A, 4.76%, 11/10/41 (a)(d) 606
300,000 Durst Commercial Mortgage Trust 2025-151
144A, 0.00%, 8/01/42 (e) 300
300,205 Extended Stay America Trust 2021-ESH 144A,
(1 mo. Term Secured Overnight Financing Rate
+ 2.364%), 6.71%, 7/15/38 (a)(b) 301
465,951 Fannie Mae Connecticut Avenue Securities
2017-C06, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.764%), 7.11%,
2/25/30 (b) 477
248,165 Freddie Mac STACR Debt Notes 2015-HQA2,
(U.S. Secured Overnight Financing Rate Index
30day Average + 10.614%), 14.96%, 5/25/28 (b) 254
250,000 Freddie Mac STACR REMIC Trust 2021-DNA7
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.650%), 8.00%,
11/25/41 (a)(b) 258
450,747 Freddie Mac STACR REMIC Trust 2021-HQA4
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.950%), 5.30%,
12/25/41 (a)(b) 451
300,000 Freddie Mac STACR REMIC Trust 2022-DNA5
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 6.750%), 11.10%,
6/25/42 (a)(b) 330
448,572 Freddie Mac STACR REMIC Trust 2022-HQA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.300%), 6.65%,
8/25/42 (a)(b) 457
387,177 Freddie Mac STACR REMIC Trust 2023-DNA2
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.100%), 6.45%,
4/25/43 (a)(b) 394
539,895 Freddie Mac STACR REMIC Trust 2023-HQA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.850%), 6.20%,
11/25/43 (a)(b) 546
600,000 FS Rialto Issuer LLC 2024-FL9 144A, (1 mo.
Term Secured Overnight Financing Rate +
1.631%), 5.98%, 10/19/39 (a)(b) 602

Payden Securitized Income Fund
continued

Payden Mutual Funds
Principal
or Shares Security Description
Value
(000)
700,000 FS Rialto Issuer LLC 2025-FL10 144A, (1 mo.
Term Secured Overnight Financing Rate +
1.385%), 5.74%, 8/19/42 (a)(b) $ 701
184,823 FS Rialto-Fl4 Issuer LLC 2022-FL4 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.900%), 6.25%, 1/19/39 (a)(b) 186
500,000 GPMT Ltd. 2021-FL3 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.964%),
6.31%, 7/16/35 (a)(b) 481
500,000 Greystone CRE Notes LLC 2025-FL4 144A, (1
mo. Term Secured Overnight Financing Rate +
1.481%), 5.82%, 1/15/43 (a)(b) 502
100,000 Greystone CRE Notes Ltd. 2021-FL3 144A, (1
mo. Term Secured Overnight Financing Rate +
2.114%), 6.46%, 7/15/39 (a)(b) 99
136,503 Greystone CRE Notes Ltd. 2021-HC2 144A, (1
mo. Term Secured Overnight Financing Rate +
1.914%), 6.26%, 12/15/39 (a)(b) 137
319,578 HGI CRE CLO Ltd. 2021-FL2 144A, (1 mo.
Term Secured Overnight Financing Rate +
1.114%), 5.45%, 9/17/36 (a)(b) 319
380,000 HTL Commercial Mortgage Trust 2024-T53
144A, 5.88%, 5/10/39 (a)(d) 384
469,286 JP Morgan Mortgage Trust Series 2025-NQM1
144A, 5.59%, 6/25/65 (a) 474
370,000 LEX Mortgage Trust 2024-BBG 144A, 4.87%,
10/13/33 (a)(d) 370
600,000 Life Mortgage Trust 2022-BMR2 144A, (1
mo. Term Secured Overnight Financing Rate +
1.295%), 5.64%, 5/15/39 (a)(b) 585
360,000 LoanCore 2025 Issuer LLC 2025-CRE8 144A, (1
mo. Term Secured Overnight Financing Rate +
1.591%), 5.93%, 8/17/42 (a)(b) 359
250,000 LoanCore Issuer Ltd. 2021-CRE5 144A, (1
mo. Term Secured Overnight Financing Rate +
2.464%), 6.81%, 7/15/36 (a)(b) 249
520,000 MF1 LLC 2025-FL19 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.488%),
5.84%, 5/18/42 (a)(b) 523
436,888 MF1 Ltd. 2022-FL8 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.350%), 5.70%,
2/19/37 (a)(b) 437
350,000 OBX Trust 2023-NQM3 144A, 6.62%,
2/25/63 (a)(b)(d) 350
300,000 OBX Trust 2023-NQM4 144A, 7.13%,
3/25/63 (a)(b)(d) 302
362,694 OBX Trust 2024-NQM8 144A, 6.23%,
5/25/64 (a) 366
444,775 OBX Trust 2024-NQM11 144A, 5.88%,
6/25/64 (a) 446
427,193 OBX Trust 2024-NQM18 144A, 5.41%,
10/25/64 (a)(d) 426
250,000 OBX Trust 2024-NQM18 144A, 6.17%,
10/25/64 (a)(d) 250
725,637 OBX Trust 2025-NQM2 144A, 5.60%,
11/25/64 (a) 726
330,000 OBX Trust 2025-NQM2 144A, 6.49%,
11/25/64 (a)(d) 333
330,000 OBX Trust 2024-NQM17 144A, 6.65%,
11/25/64 (a)(d) 334
433,158 PFP Ltd. 2024-11 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.832%), 6.17%,
9/17/39 (a)(b) 434
Principal
or Shares Security Description
Value
(000)
90,092 STWD Ltd. 2021-FL2 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.314%),
5.66%, 4/18/38 (a)(b) $ 90
446,924 STWD Ltd. 2022-FL3 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.350%), 5.69%, 11/15/38 (a)(b) 446
250,000 SWCH Commercial Mortgage Trust 2025-DATA
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.092%), 6.43%, 2/15/42 (a)(b) 249
350,000 SWCH Commercial Mortgage Trust 2025-DATA
144A, (1 mo. Term Secured Overnight Financing
Rate + 3.340%), 7.68%, 2/15/42 (a)(b) 349
371,138 THPT Mortgage Trust 2023-THL 144A, 6.99%,
12/10/34 (a)(d) 377
600,000 TRTX Issuer Ltd. 2025-FL6 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.537%),
5.89%, 9/18/42 (a)(b) 599
463,744 Verus Securitization Trust 2024-9 144A, 5.44%,
11/25/69 (a)(d) 463
562,006 Verus Securitization Trust 2025-1 144A, 5.62%,
1/25/70 (a)(d) 564
617,964 Verus Securitization Trust 2025-INV1 144A,
5.55%, 2/25/70 (a) 618
250,000 Wells Fargo Commercial Mortgage Trust 2024-
MGP 144A, (1 mo. Term Secured Overnight
Financing Rate + 2.939%), 7.28%, 8/15/41 (a)
(b) 251
Total Mortgage Backed (Cost - $41,504)
41,531
Investment Company (5%
)
4,251,950 Payden Cash Reserves Money Market Fund *
(Cost - $4,252)
4,252
Total Investments (Cost - $79,552) (102%)
79,639
Liabilities in excess of Other Assets (-2%)
(1,819)
Net Assets (100%) $ 77,820
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at July 31,
2025.
(c) Principal in foreign currency.
(d) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e) Yield to maturity at time of purchase.

Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
USD 1,589 EUR  1,362 Barclays Bank PLC 09/17/2025 $ 29
Liabilities:
EUR 350 USD  411 Barclays Bank PLC 09/17/2025 (10)
Net Unrealized Appreciation (Depreciation)
$19